EQUITY, SHARE-BASED COMPENSATION AND WARRANTS - RSU Activity (Details) - Restricted Stock Units (RSUs) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Number of Awards
Outstanding awards at beginning of period (in shares)	802,740	0
Granted (in shares)	2,415,354	852,395
Vested and Exercised (in shares)	(113,404)	(11,155)
Cancelled/forfeited (in shares)	(728,136)	(38,500)
Outstanding awards at end of period (in shares)	2,376,554	802,740
Awards vested and expected to vest (in shares)	2,179,524	717,476
Weighted Average Exercise Price
Weighted average share price on date of vested and exercised in USD per share)	$ 0.72	$ 1.93
Weighted Average Fair Value
Weighted average fair value of awards outstanding at beginning of period (in USD per share)	2.78	0
Weighted average grant date fair value of options granted (in USD per share)	1.13	3.35
Weighted average fair value of awards vested and exercised (in USD per share)	3.63	11.58
Weighted average fair value of awards cancelled/forfeited (in USD per share)	1.99	12.83
Weighted average fair value of awards outstanding at end of period (in USD per share)	1.31	2.78
Weighted average fair value of awards vested and expected to vest (in USD per share)	$ 1.32	$ 2.81
Weighted Average Remaining Contractual Life (Years)
Vested and expected to vest, end of the period	2 years 2 months 12 days	4 years 10 months 24 days
Aggregate Intrinsic Value
Aggregate intrinsic value of awards outstanding at beginning of period	$ 1,124	$ 0
Aggregate intrinsic value of awards granted	2,729	2,858
Aggregate intrinsic value of awards vested and exercised	82	22
Aggregate intrinsic value of awards cancelled/forfeited	884	138
Aggregate intrinsic value of awards outstanding at end of period	712	1,124
Aggregate intrinsic value of awards vested and expected to vest	$ 653	$ 1,005